Operating expenses (Tables)	12 Months Ended
Sep. 30, 2019
Operating expenses
Schedule of operating expenses

Note 5. Operating expenses[1,2]

	Consolidated			Parent Entity
$m	2019	2018	2017	2019	2018
Staff expenses
Employee remuneration, entitlements and on-costs	4,320	4,292	4,133	3,611	3,537
Superannuation expense[3]	378	386	380	313	315
Share-based payments	108	95	113	101	97
Restructuring costs	232	114	75	202	97
Total staff expenses	5,038	4,887	4,701	4,227	4,046
Occupancy expenses
Operating lease rentals	658	632	648	597	565
Depreciation of property and equipment	222	245	291	176	196
Other	143	156	134	122	134
Total occupancy expenses	1,023	1,033	1,073	895	895
Technology expenses
Amortisation and impairment of software assets	719	620	628	653	567
Depreciation and impairment of IT equipment	129	141	158	117	124
Technology services	810	721	639	670	564
Software maintenance and licences	371	342	313	321	289
Telecommunications	207	209	190	182	183
Data processing	83	77	80	81	76
Total technology expenses	2,319	2,110	2,008	2,024	1,803
Other expenses
Professional and processing services	1,060	824	755	860	638
Amortisation and impairment of intangible assets and deferred expenditure	9	138	192	—	21
Postage and stationery	179	182	217	143	152
Advertising	245	173	155	196	127
Non-lending losses	58	133	73	43	112
Impairment on investments in subsidiaries	—	—	—	136	44
Other	175	86	108	107	162
Total other expenses	1,726	1,536	1,500	1,485	1,256
Total operating expenses	10,106	9,566	9,282	8,631	8,000

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.

2.

Operating expenses include costs recognised in relation to compliance, regulation and remediation provisions of $196 million (2018: $111 million; 2017: $12 million) for the Group, and $180 million (2018: $108 million) for the Parent entity. Refer to Note 27 for further details.

3.	Superannuation expense includes both defined contribution and defined benefit expense. Further details of the Group's defined benefit plans are in Note 34.